1
Nuveen Dow 30
SM
Dynamic Overwrite Fund
Portfolio of Investments September 30, 2022
(Unaudited)
DIAX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.1%
X 515,905,369 COMMON STOCKS - 99.4%
X 515,905,369
Aerospace & Defense - 2.7%
118,369 Boeing Co/The (2) $ 14,332,119
Banks - 2.4%
118,369 JPMorgan Chase & Co 12,369,561
Beverages - 1.3%
118,369 Coca-Cola Co 6,631,031
Biotechnology - 5.1%
118,369 Amgen Inc 26,680,373
Capital Markets - 6.7%
118,369 Goldman Sachs Group Inc 34,688,035
Chemicals - 1.0%
118,369 Dow Inc 5,199,950
Communications Equipment - 0.9%
118,369 Cisco Systems Inc 4,734,760
Consumer Finance - 3.1%
118,369 American Express Co 15,969,162
Diversified Telecommunication Services - 0.9%
118,369 Verizon Communications Inc 4,494,471
Entertainment - 2.1%
118,369 Walt Disney Co (2) 11,165,748
Food & Staples Retailing - 3.7%
118,369 Walgreens Boots Alliance Inc 3,716,787
118,369 Walmart Inc 15,352,459
Total Food & Staples Retailing 19,069,246
Health Care Providers & Services - 11.5%
118,369 UnitedHealth Group Inc 59,781,080
Hotels, Restaurants & Leisure - 5.3%
118,369 McDonald's Corp 27,312,463
Household Products - 2.9%
118,369 Procter & Gamble Co 14,944,086
Industrial Conglomerates - 6.3%
118,369 3M Co 13,079,774
118,369 Honeywell International Inc 19,764,072
Total Industrial Conglomerates 32,843,846
Insurance - 3.5%
118,369 Travelers Cos Inc/The 18,134,131

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
2
DIAX
Shares Description (1) Value
It Services - 6.8%
118,369 International Business Machines Corp $ 14,063,421
118,369 Visa Inc, Class A 21,028,253
Total It Services 35,091,674
Machinery - 3.7%
118,369 Caterpillar Inc 19,421,986
Oil, Gas & Consumable Fuels - 3.3%
118,369 Chevron Corp 17,006,074
Pharmaceuticals - 5.7%
118,369 Johnson & Johnson 19,336,760
118,369 Merck & Co Inc 10,193,938
Total Pharmaceuticals 29,530,698
Semiconductors & Semiconductor Equipment - 0.6%
118,369 Intel Corp 3,050,369
Software - 8.6%
118,369 Microsoft Corp 27,568,140
118,369 Salesforce Inc (2) 17,026,197
Total Software 44,594,337
Specialty Retail - 6.3%
118,369 Home Depot Inc 32,662,742
Technology Hardware, Storage & Peripherals - 3.1%
118,369 Apple Inc 16,358,596
Textiles, Apparel & Luxury Goods - 1.9%
118,369 NIKE Inc, Class B 9,838,831
Total Common Stocks (cost $247,546,156) 515,905,369

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Shares Description (1) Value
X 3,589,400 EXCHANGE-TRADED FUNDS - 0.7%
X 3,589,400
20,000 Vanguard Total Stock Market ETF $ 3,589,400
Total Exchange-Traded Funds (cost $3,875,398) 3,589,400
Total Long-Term Investments (cost $251,421,554) 519,494,769
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.3%
1,769,433 MONEY MARKET FUNDS - 0.3%
X 1,769,433
1,769,433 State Street Navigator Securities Lending Government
Money Market Portfolio (3)
3.070%(4) $ 1,769,433
Total Investments Purchased with Collateral from Securities Lending (cost $1,769,433) 1,769,433
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.2%
11,201,196 REPURCHASE AGREEMENTS - 2.2%
11,201,196
$ 11,201 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$11,201,971, collateralized by $12,360,000, U.S. Treasury
Note, 2.25%, due 8/15/27, value $11,425,269
0.830% 10/03/22 $ 11,201,196
Total Short-Term Investments (cost $11,201,196) 11,201,196
Total Investments (cost $ 264,392,183 ) - 102 .6% 532,465,398
Other Assets Less Liabilities -  (2.6)%(5) (13,718,842)
Net Assets Applicable to Common Shares - 100% $ 518,746,556
Options Purchased
Description (6) Type
Number of
Contracts
Notional
Amount (7)
Exercise
Price Expiration Date Value
CBOE SPX Volatility Index Put 200 $ 480,000 $ 24 10/19/22 $ 2,500
NIKE Inc Call 100 1,050,000 105 10/21/22 550
Total Options Purchased (premiums paid $26,765) 300 $1,530,000 $3,050
Options Written
Description (6) Type
Number of
Contracts
Notional
Amount (7)
Exercise
Price Expiration Date Value
S&P 500® Index Put (65) $ (22,750,000) $ 3,500 10/21/22 $ (425,750)
S&P 500® Index Call (720) (277,560,000) 3,855 10/21/22 (932,400)
S&P 500 Index Call (40) (15,600,000) 3,900 10/21/22 (31,600)
Total Options Written (premiums received $8,761,272) (825) $(315,910,000) $(1,389,750)

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
4
DIAX
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 515,905,369 $ – $ – $ 515,905,369
Exchange-Traded Funds 3,589,400 – – 3,589,400
Investments Purchased with Collateral from
Securities Lending 1,769,433 – – 1,769,433
Short-Term Investments:
Repurchase Agreements – 11,201,196 – 11,201,196
Investments in Derivatives:
Options Purchased* 3,050 – – 3,050
Options Written* (1,389,750) – – (1,389,750)
Total
$ 519,877,502 $ 11,201,196 $ – $ 531,078,698
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(4) The rate shown is the one-day yield as of the end of the reporting period.
(5) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(6) Exchange-traded, unless otherwise noted.
(7) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF Exchange-Traded Fund
SPDR Standard & Poor's Depositary Receipt